Consolidated Statement of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net loss	€ (62,659)	€ (38,224)	[1]	€ (33,530)
Elements that may be reclassified subsequently to income (loss)
Foreign subsidiary – Currency translation adjustment	1,237	15		(38)
Elements that may not be reclassified subsequently to income (loss)
Actuarial gains or losses on defined benefits liability	(38)	(60)		8
Tax effect		3		(3)
Other comprehensive income (loss)	1,199	(42)		(33)
Total comprehensive loss	€ (61,460)	€ (38,266)		€ (33,563)

[1]	See note 2.8.